Stock-Based Compensation (Details) - Schedule of share option plan	12 Months Ended
Dec. 31, 2022 $ / shares shares
Schedule of share option plan [Abstract]
Number of Options outstanding, Beginning balance | shares	15,449,513
Weighted- Average Exercise price, Beginning balance | $ / shares	$ 0.73
Number of Options, Granted | shares	239,610
Weighted- Average Exercise price, Granted | $ / shares	$ 6.28
Number of Options, Exercised | | shares	(1,635,347)
Weighted- Average Exercise price, Exercised | $ / shares	$ 0.5
Number of Options, Forfeited | shares	(105,627)
Weighted- Average Exercise price, Forfeited | $ / shares	$ 0.86
Number of Options outstanding, Ending balance | shares	13,948,149
Weighted- Average Exercise price, Ending balance | $ / shares	$ 0.85
Number of Options, exercisable | shares	11,649,042
Weighted- Average Exercise price, exercisable | $ / shares	$ 0.77